Accrued Severance	12 Months Ended
Dec. 31, 2023
Accrued Severance [Abstract]
Accrued severance

Note 8 – Accrued severance:

Under Israeli law, companies are required to make severance payments to terminated Israeli employees. The severance reserve is calculated based on the employee’s last salary and period of employment. A portion of the severance pay and pension obligation is covered by payment of monthly premiums to insurance companies/ policies under approved plans and to pension funds. The deposits presented in the balance sheet include profits accumulated to the balance sheet date. The amounts funded as above are not reflected in the balance sheet since they are not under the control and management of the Company.

A portion of employee severance payments are subject to the terms of section 14 of the Israeli Severance Pay Law, 1963, according to which the Company’s current deposits in pension funds and/or in policies in insurance companies exempt it from any additional undertaking towards employees, for which the aforementioned amounts were deposited.